Partners' Capital/Share Capital (Details)					12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2021 $ / shares shares
Partners' Capital/Share Capital (Details) [Line Items]
Number of GP Units issued (in Shares)					12,020,087
Percentage of economic interest					24.00%
Non-Voting Participating Preferred Shares [Member]
Partners' Capital/Share Capital (Details) [Line Items]
Number of options granted				40,269
Number of options exercised				14,846
Restricted shares in units		30,980	66,667
Settled in exchange		66,667	30,980
Stock options	600
Exercised in exchange		600
Director Voting Preferred Shares [Member]
Partners' Capital/Share Capital (Details) [Line Items]
Number of shares authorised (in Shares)					1,000
Dividends entitled per share if declared (in Dollars per share) | $ / shares					$ 10
Redemption price per share (in Dollars per share) | $ / shares					$ 10
Senior Preferred Shares [Member]
Partners' Capital/Share Capital (Details) [Line Items]
Number of shares authorised (in Shares)					325,000